Information about Geographic Areas - Additional Information (Detail) (External Customers [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
External Customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 16,106	$ 15,988
Net carrying value of long lived assets	$ 8,027		$ 8,838